Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Line Items]
Taxable, percentage	(29.70%)	1.00%	0.10%
Income tax rate	25.00%	25.00%	25.00%
Accumulated tax loss (in Dollars)	$ 1,260
HONG KONG
Taxes [Line Items]
Taxable, percentage	16.50%
Income tax rate	25.00%